Equity reserves (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [Abstract]
Disclosure of number, weighted average exercise price and value of RSU, options and warrants [Table Text Block]
	RSUs		Options				Warrants
				Weighted				Weighted
				average				average
				exercise				exercise			Total
	Number	Value	Number		price	Value	Number		price	Value	value
December 31, 2022	200	$1,440	1,008	C$	12.55	$5,899	342	C$	13.00	$6,799	$14,138
Granted[1]	230	891	424		6.60	901	-		-	-	1,792
Exercised	(63)	(649)	-		-	-	-		-	-	(649)
Expired	-	-	(29)		(24.00)	(365)	-		-	-	(365)
Forfeited	(150)	(852)	(513)		(11.26)	(1,786)	(14)		-	(78)	(2,716)
December 31, 2023	217	$830	890	C$	10.08	$4,649	328	C$	13.00	$6,721	$12,200
Granted[1]	-	308	1,618		2.51	1,504	-		-	-	1,812
Exercised	(83)	(693)	-		-	-	-		-	-	(693)
Expired	-	-	(32)		(30.40)	(544)	-		-	-	(544)
Forfeited	(64)	(205)	(332)		(6.22)	(717)	-		-	-	(922)
December 31, 2024	70	$240	2,144	C$	4.66	$4,892	328	C$	13.00	$6,721	$11,853

Disclosure of share based payment arrangement, option, exercise price range [Table Text Block]
				Weighted		Weighted		Weighted
				average		average		average
		No.	No.	remaining		exercise		grant date
	Range of prices	outstanding	exercisable	life (years)		price		share price
C$	2.51 - 5.00	1,484	688	4.6	C$	2.51	C$	2.51
	5.01 - 10.00	490	366	2.3		6.76		6.76
	15.01 - 19.52	170	157	1.7		17.43		17.43
		2,144	1,211		C$	4.66

Disclosure of number, exercise price and fair value assumptions of warrants [Table Text Block]

No.	No.	Grant	Expiry	Exercise
outstanding	exercisable	Date	Date		price
328	328	12/07/20	12/08/25	C$	13.00
328	328			C$	13.00